CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash (including consolidated variable interest entities of $163,456 and $1,079,416 as of December 31, 2014 and 2015, respectively)	$ 465,393,461	$ 392,891,984
Restricted cash	194,483,925	146,929,333
Inventories	431,993,582	350,851,594
Build-to-sell project assets (including consolidated variable interest entities of nil and $269,033,046 as of December 31, 2014 and 2015, respectively)	531,344,158	60,104,751
Accounts receivable, net of allowance for doubtful accounts of $69,905,290 and $52,731,428 as of December 31, 2014 and 2015, respectively (including consolidated variable interest entities of nil and $2,906,962 as of December 31, 2014 and 2015, respectively)	658,835,860	608,149,348
Current portion of advances to suppliers, net (including consolidated variable interest entities of nil and $90,860 as of December 31, 2014 and 2015, respectively)	55,717,902	46,131,229
Amounts due from and advances to related parties	15,364,154	17,492,566
Deferred income tax assets, net	18,237,155	25,701,241
Value-added tax recoverable, current (including consolidated variable interest entities of $nil and $27,102,222 as of December 31, 2014 and 2015, respectively)	137,467,682	61,108,699
Prepaid expenses and other current assets (including consolidated variable interest entities of $nil and $12,012 as of December 31, 2014 and 2015, respectively)	80,093,990	63,985,417
Total current assets	2,588,931,869	1,773,346,162
Advances to suppliers, net of current portion	20,601,924	18,756,956
Advances to related parties, net of current portion		1,993,790
Property, plant and equipment, net (including build-to-own project assets of $385,477,374 and $807,894,110 as of December 31, 2014 and 2015, respectively) (including consolidated variable interest entities of $4,249,210 and $96,924,507 as of December 31, 2014, respectively)	1,862,135,500	1,253,542,691
Prepaid land use rights, net (including consolidated variable interest entities of nil and $2,286,812 as of December 31, 2014 and 2015, respectively)	57,201,822	48,075,950
Deferred income tax assets, net	34,294,509	30,977,697
Investment in equity affiliates	27,781,818	25,568,061
Value-added tax recoverable, non-current (including consolidated variable interest entities of nil and $3,659,835 as of December 31, 2014 and 2015, respectively)	75,428,575	30,093,420
Other noncurrent assets	27,578,390	17,211,083
TOTAL ASSETS	4,693,954,407	3,199,565,810
Current liabilities:
Short-term borrowings and current portion of long-term borrowings	916,613,776	820,251,946
Current portion of capital lease obligation	11,279,996
Accounts payable (including consolidated variable interest entities of $3,431,933 and $ 398,996,447 as of December 31, 2014 and 2015, respectively)	1,390,162,325	742,007,176
Amount due to related parties	17,528,730	8,088,550
Income taxes payable	30,102,067	9,397,449
Accrued expenses and other current liabilities (including consolidated variable interest entities of $980,732 and $4,056,549 as of December 31, 2014 and 2015, respectively)	236,872,533	170,057,665
Total current liabilities	2,602,559,427	1,749,802,786
Long-term borrowings, excluding current portion	521,982,440	22,433,705
Capital lease obligation, excluding current portion	21,673,637
Convertible senior notes	287,500,000	287,500,000
Accrued warranty costs	129,477,630	103,197,330
Deferred income tax liabilities	16,018,721	15,028,011
Other noncurrent liabilities	24,179,494	20,525,358
Total Liabilities	3,603,391,349	2,198,487,190
Equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 4,261,339,014 and 4,284,544,826 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	42,845	42,613
Additional paid-in capital	759,493,276	752,384,179
Retained earnings	279,221,831	202,706,896
Accumulated other comprehensive income	11,978,251	17,710,281
Total Trina Solar Limited shareholders' equity	1,050,736,203	972,843,969
Non-controlling interests	39,826,855	28,234,651
Total equity	$ 1,090,563,058	$ 1,001,078,620
Commitments and contingencies (Note 18)
TOTAL LIABILITIES AND EQUITY	$ 4,693,954,407	$ 3,199,565,810